FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 11, 2008 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                            MONEY MARKET MUTUAL FUNDS
                   CLASS A, CLASS B, CLASS C SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007


Effective as of January 1, 2008, all references to ALPS Distributors, Inc. are hereby changed to FTAM Funds Distributor, Inc.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SPABC0108

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 11, 2008 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007


Effective as of January 1, 2008, all references to ALPS Distributors, Inc. are hereby changed to FTAM Funds Distributor, Inc.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SPSTBD0108

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 11, 2008 TO THE
                                EQUITY INDEX FUND
                        INSTITUTIONAL MONEY MARKET FUNDS
                           PREFERRED SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007


Effective as of January 1, 2008, all references to ALPS Distributors, Inc. are hereby changed to FTAM Funds Distributor, Inc.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SPIMMEIFPR0108

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 11, 2008 TO THE
                                EQUITY INDEX FUND
                        INSTITUTIONAL MONEY MARKET FUNDS
                            SELECT SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007


Effective as of January 1, 2008, all references to ALPS Distributors, Inc. are hereby changed to FTAM Funds Distributor, Inc.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SPIMMEIFSE0108

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 11, 2008 TO THE
                                EQUITY INDEX FUND
                        INSTITUTIONAL MONEY MARKET FUNDS
                             TRUST SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007


Effective as of January 1, 2008, all references to ALPS Distributors, Inc. are hereby changed to FTAM Funds Distributor, Inc.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SPIMMEIFTR0108

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 11, 2008 TO THE
                        INSTITUTIONAL MONEY MARKET FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007


Effective as of January 1, 2008, all references to ALPS Distributors, Inc. are hereby changed to FTAM Funds Distributor, Inc.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SPIMMI0108

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 11, 2008 TO THE
                               MONEY MARKET FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007


Effective as of January 1, 2008, all references to ALPS Distributors, Inc. are hereby changed to FTAM Funds Distributor, Inc.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SPMMI0108

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 11, 2008 TO THE
                                  BALANCED FUND
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007


Effective as of January 1, 2008, all references to ALPS Distributors, Inc. are hereby changed to FTAM Funds Distributor, Inc.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SPBALI0108

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 11, 2008 TO THE
                                  BALANCED FUND
                   CLASS A, CLASS B, CLASS C SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007


Effective as of January 1, 2008, all references to ALPS Distributors, Inc. are hereby changed to FTAM Funds Distributor, Inc.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SPBAL0108

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED JANUARY 11, 2008 TO THE
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 29, 2007


Effective as of January 1, 2008, all references to ALPS Distributors, Inc. are hereby changed to FTAM Funds Distributor, Inc.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


SPSAI0108